Exploration and Evaluation Assets	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Exploration and Evaluation Assets

6.	Exploration and Evaluation Assets

The following summarizes the movement of the Company’s E&E assets for the six months ended December 31, 2024, and the year ended June 30, 2024:

	December 31, 2024	June 30, 2024
	$	$
Balance, beginning of period	26,612,758	21,442,032
Exploration and evaluation expenses	5,576,438	7,976,506
Disposal due to termination of Muskrat Dam Project	—	(2,805,780)
Balance, end of period	32,189,196	26,612,758

ACME Option Agreement

On January 29, 2024, the Company entered into an option agreement (the “ACME Option Agreement”) with ACME Lithium Inc. (“ACME”), pursuant to which ACME has granted the Company the option to earn up to a 90% undivided interest in the mineral claims held by ACME at its Manitoba lithium project areas, located in south eastern Manitoba, Canada (the “Shatford Lake Lithium Project”), which is comprised of 37 mineral claims located over three project areas - Shatford Lake, Birse Lake, and Cat-Euclid Lake, totaling approximately 17,000 acres.

Pursuant to the ACME Option Agreement, the Company may exercise the option by paying a total of $800,000 and incurring a total of $1,800,000 in exploration and development (“E&D”) expenditures over a two-year period, as follows:

●	Initial payment: Cash payment of $20,000 (paid);
●	Upon execution: Cash payment of $130,000 (paid);
●	First year: Cash payment of $150,000 (paid) and minimum E&D expenditures of $600,000 (incurred); and
●	Second year: Cash payment of $500,000 and minimum E&D expenditures of $1,200,000.

Once the Company has earned a 90% undivided interest in the Shatford Lake Lithium Project, and completed a positive feasibility study, a joint venture (the “Joint Venture”) between Snow Lake and ACME will be formed for further development, the detailed market standard terms and conditions of which will be agreed at the time of formation of the Joint Venture.

Engo Valley Uranium Project

On February 20, 2024, the Company and a British Columbia company (the “Vendor”) entered into a binding letter of intent to acquire 100% of Engo Valley Pty Ltd. (“Engo Valley”), a private Australian company, pursuant to which Snow Lake will acquire up to 85% undivided indirect interest in Namibia Minerals and Investment Holdings (Proprietary) Limited (the “Project Company”), a private Namibian company, which in turn is the sole registered and beneficial owner of 100% of the right, title and interest in the Exclusive Prospecting License - 5887 (the “License”) for the Engo Valley Uranium Project.

In July 2024, the Company entered into a share purchase agreement to acquire Engo Valley in two stages, as follows:

(a)	First Stage Interest

Snow Lake acquired an initial 80% undivided interest in Engo Valley, which represents a 68% undivided indirect interest in the Project Company (the “First Stage Interest”), upon:

●	payment to the Vendor of USD $250,000 in cash (paid);

●	incurring exploration expenditures of a minimum of USD $200,000 (incurred); and
●	allotting and issuing to the Vendor 2,024,496 common shares (issued).

(b)	Second Stage Interest

The Company will acquire an additional 20% undivided interest in Engo Valley, which represents a 17% undivided indirect interest in the Project Company by (the “Second Stage Interest”), for a total undivided indirect interest of 85% in the Project Company, upon:

(c)	incurring additional exploration expenditures of a minimum of USD $800,000 on or before June 30, 2025, provided, that any expenditures we incurred in excess of the USD $200,000 minimum exploration expenditures in connection with our acquisition of the First Stage Interest will be credited against the expenditure commitment for the Second Stage Interest.

After the Company acquires the Second Stage Interest, the Company will be obligated to make the following payments to the Vendor, in the form of our common shares, upon the achievement of the following milestones:

i)	Milestone Payment No. 1: In the event an SK-1300 compliant technical report determines there is a uranium mineral resource on the Engo Valley Uranium Project of a minimum of 10 million pounds with a minimum average grade of 250 parts per million, or ppm, U3O8, the Company will issue an aggregate of 1,030,927 common shares; and
ii)	Milestone Payment No. 2: In the event an SK-1300 compliant technical report determines there is a uranium mineral resource on the Engo Valley Uranium Project of a minimum of 25 million pounds with a minimum average grade of 250 ppm U3O8, the Company will issue an aggregate of 1,030,927 common shares.

Black Lake Uranium Project

On May 8, 2024, Snow Lake entered into a share purchase agreement to acquire 100% of Global Uranium Acquisition Corp (Pty) Ltd (“Global Uranium”), a private Australian company, which in turn, has entered into a mineral property option agreement (the “Option Agreement”) with Doctors Investment Group Ltd. (“Doctors”), a private British Columbia company, pursuant to which Global can earn a 100% interest in the Black Lake Uranium Project.

Snow Lake agreed to acquire Global Uranium in consideration of:

●	payment of $50,000 in cash (paid);

●	issuance of 1,000,000 common shares upon execution of the share purchase agreement (issued); and
●	issuance of 1,000,000 common shares in the event that an SK-1300 compliant technical report determines that there is a uranium mineral resource on the Black Lake Uranium Project of a minimum of 10 million pounds U3O8 with a minimum average grade of 500 ppm U3O8 per tonne.

The acquisition was completed on June 21, 2024, and was accounted for as an asset acquisition as Global Uranium does not meet the definition of a business under IFRS 3. As Global Uranium had net assets of $nil on the date of acquisition, the full value of the consideration given up by the Company has been allocated to exploration and evaluation assets.

The Option Agreement provides that Global Uranium can earn a 100% interest in the Black Lake Uranium Project as follows:

a.	Cash Payments by Global Uranium to Doctors of the following amounts:

i.	$50,000 within 2 days of signing the Option Agreement (paid);
ii.	$150,000 within 30 days of signing the Option Agreement (paid);
iii.	$250,000 on or before the first anniversary of signing the Option Agreement;
iv.	$350,000 on or before the second anniversary of signing the Option Agreement;
v.	$400,000 on or before the third anniversary of signing the Option Agreement; and
vi.	$600,000 on or before the fourth anniversary of signing the Option Agreement.

b.	Exploration Expenditures – Global Uranium incurring the following exploration expenditures on the Black Lake Uranium Project:

i.	i. $500,000 in exploration expenditures on or before the first anniversary of the signing of the Option Agreement (incurred);
ii.	$500,000 in exploration expenditures on or before the second anniversary of the signing of the Option Agreement; and
iii.	$1,000,000 in exploration expenditures on or before the third anniversary of the signing of the Option Agreement.

Global Uranium has the right under the Option Agreement to accelerate both cash payments and/or the exploration expenditures prescribed under the Option Agreement.